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Brown Advisory Small-Cap Growth Fund
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BROWN ADVISORY FUNDS

Brown Advisory Small-Cap Growth Fund

(the “Fund”)

Institutional Shares (BAFSX)

Investor Shares (BIASX)

Advisor Shares (BASAX)

Supplement dated February 27, 2019

to the Prospectus and Summary Prospectus dated October 31, 2018

This supplement serves as notification of the following changes:

The Board of Trustees of Brown Advisory Funds has approved certain changes relating to the Fund, as described below:

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Accordingly, the second sentence in the first paragraph in the section entitled “Principal Investment Strategies” of the summary prospectus and the second sentence in the first paragraph in the section entitled “Summary Section – Principal Investment Strategies” in the prospectus is amended and restated as follows:

Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion or the maximum capitalization of companies in the Russell 2000 Growth Index (which was approximately $7.2 billion as of January 31, 2019), whichever is greater, at the time of purchase.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference